Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 27,620
Offering Note

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $200,000,000.